Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 3,047	$ 1,729	$ 7,575
Other receivables	153	437	425
Prepaid expenses and other current assets	179	186	1,599
Total current assets	3,379	2,352	9,599
Restricted cash			4,095
Property and equipment, net	92	85	493
Right-of-use assets - operating leases	541	670	32,781
Goodwill	2,044	2,044	2,044
Other assets	116	118	120
Total assets	6,172	5,269	49,132
Current liabilities:
Accounts payable	958	1,721	1,067
Accrued expenses	859	1,007	1,893
Income taxes payable	17	3	2
Operating lease liabilities, current	206	207	2,216
Due to related party, current			1,205
Deferred revenue, current			190
Contingent consideration liability, current	41
Other current liabilities	63
Total current liabilities	2,144	2,938	6,573
Convertible notes, net			6,773
Warrant liabilities		1	116
Operating lease liabilities, non-current	346	477	32,854
Deferred revenue, non-current			392
Contingent consideration liability, non-current		41	107
Other liabilities	112	111	84
Total liabilities	2,602	3,568	46,899
Stockholders’ equity:
Preferred stock, $0.005 par value, 1,000 shares authorized, 156 designated and outstanding of Series A convertible preferred stock at September 30, 2025 and December 31, 2024, $156 liquidation preference	1	1	1
Common stock, $0.005 par value, 150,000 and 100,000 shares authorized at September 30, 2025 and December 31, 2024, respectively, 7,849 and 3,426 issued and outstanding at September 30, 2025 and December 31, 2024, respectively	39	17	2
Additional paid-in capital	247,656	233,219	189,211
Accumulated deficit	(244,126)	(231,536)	(186,981)
Total stockholders’ equity	3,570	1,701	2,233
Total liabilities and stockholders’ equity	$ 6,172	$ 5,269	$ 49,132